BASTION ENERGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Energy - 55.8%(a)
Oil & Gas Equipment & Services - 3.6%
Baker Hughes Co.	16,056	$728,942

Oil & Gas Exploration & Production - 23.1%
Diamondback Energy, Inc.	4,288	637,883
EQT Corp.	21,528	1,116,012
Gulfport Energy Corp. (b)	3,096	538,797
Mach Natural Resources LP	59,015	839,783
Range Resources Corp.	15,408	528,032
Venture Global, Inc. - Class A	41,256	536,328
Viper Energy, Inc. - Class A	12,528	499,178
		4,696,013
Oil & Gas Refining & Marketing - 6.1%
Green Plains, Inc. (b)	111,757	1,241,620

Oil & Gas Storage & Transportation - 23.0%
Antero Midstream Corp.	31,536	561,026
Energy Transfer LP	28,296	501,405
Kinetik Holdings, Inc.	13,392	560,187
MPLX LP	11,736	597,010
NextDecade Corp. (b)	158,400	1,698,048
ONEOK, Inc.	9,854	752,649
		4,670,325
Total Energy		11,336,900

Industrials - 17.1%
Electrical Components & Equipment - 13.3%
Array Technologies, Inc. (b)	101,602	915,434
Fluence Energy, Inc. (b)	124,388	920,471
T1 Energy, Inc. (b)	522,579	862,256
		2,698,161
Heavy Electrical Equipment - 3.8%
Net Power, Inc. (b)	306,015	780,338
Total Industrials		3,478,499

Information Technology - 4.6%
Semiconductors - 4.6%
First Solar, Inc. (b)	4,757	928,519

Materials - 7.7%
Diversified Metals & Mining - 7.7%
Lithium Americas Corp. (b)	217,013	648,869

BASTION ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Diversified Metals & Mining - 7.7% (Continued)
Standard Lithium Ltd. (b)	308,564	$907,178
Total Materials		1,556,047

Utilities - 14.4%
Electric Utilities - 4.3%
NextEra Energy, Inc.	11,994	864,168

Multi-Utilities - 3.6%
Sempra	8,978	741,224

Renewable Electricity - 6.5%
XPLR Infrastructure LP	123,984	1,314,230
Total Utilities		2,919,622
TOTAL COMMON STOCKS (Cost $18,531,442)		20,219,587

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.22%(c)	70,780	70,780
TOTAL MONEY MARKET FUNDS (Cost $70,780)		70,780

TOTAL INVESTMENTS - 99.9% (Cost $18,602,222)		$20,290,367
Other Assets in Excess of Liabilities - 0.1%		19,585
TOTAL NET ASSETS - 100.0%		$20,309,952

Percentages are stated as a percent of net assets.

LP - Limited Partnership

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BASTION ENERGY ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Bastion Energy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$20,219,587	$—	$—	$20,219,587
Money Market Funds	70,780	—	—	70,780
Total Investments	$20,290,367	$—	$—	$20,290,367

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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